NOTE 4. REVENUE AND SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
NOTE 4. REVENUE AND SEGMENT INFORMATION

NOTE 4. REVENUE AND SEGMENT INFORMATION

	Consolidated
	December 31, 2020 A$	December 31, 2019 A$	December 31, 2018 A$
Development, sales and distribution of 3D autostereoscopic products and conversion equipment	1,427,157	1,273,921	1,262,066
Sales of software and technology solutions	-	1,504	13,731
Sales and distribution of audio products	-	-	48,609
Sales of air- filter products	317,472	-	-

Total Revenue	1,744,629	1,275,425	1,324,406

Operating segments have been determined on the basis of reports reviewed by the executive director. The executive director is considered to be the chief operating decision maker of the Group. The executive director considers that the Group has assessed and allocated resources on this basis. The executive director considers that the Group has four operating segments for the year ended December 31, 2020 (2018: four and 2019: three), being (1) the development, sale and distribution of autostereoscopic 3D displays, conversion equipment, software and others, (2) Sales of air-filter products, (3) provision of consultancy services and (4) corporate.

Revenue by geographic location

The Group's operations are located in Korea, Hong Kong and China. The following table provides an analysis of the Group's sales by geographical markets based on locations of customers:

	Consolidated
	December 31, 2020 A$	December 31, 2019 A$	December 31, 2018 A$
Hong Kong	1,366,200	1,195,150	326,943
China	60,956	80,275	997,463
Korea	315,034	-	-
Other	2,439	-	-

	1,744,629	1,275,425	1,324,406

Non-current assets by geographic location

	Consolidated
	December 31, 2020 A$	December 31, 2019 A$	December 31, 2018 A$
Australia	-	-	4,468,293
Hong Kong	262,626	13,136,585	14,534,313
China	2,139,605	1,580,444	1,030,154
Korea	4,915,447	-	-

	7,317,678	14,717,029	20,032,760

Major customers

For the year ended December 31, 2020, the Group has four individual customers (2019 and 2018: 2 and 2 respectively) with revenues comprising more than 10% of Group's revenues and their respective receivables due from these customers are disclosed below:

	December 31, 2020		December 31, 2019		December 31, 2018
	Percentage of Revenue	Balance due A$	Percentage of Revenue	Balance due A$	Percentage of Revenue	Balance due A$

Customer A	16.23%	-	41%	-	-	-
Customer B	-	-	13%	116,488	-	-
Customer C	-	-	-	-	44%	576,590
Customer D	-	-	-	-	28%	346,163
Customer E	41.23%	628,621	-	-	-	-
Customer F	18.05%	314,892	-	-	-	-
Customer G	10.87%	179,338	-	-	-	-

Segment information for the reporting period is as follows:

For the year ended December 31, 2020	Development, sale and distribution of 3D displays, conversion equipment, software and others A$	Sales of air- filter products A$	Consultancy services A$	Corporate A$	Total A$
Revenue
Revenue from operating activities	1,427,157	317,472	-	-	1,744,629
Interest income	6,197	-	-	-	6,197
Fair value change in derivative financial instruments	-	-	-	2,312,197	2,312,197
Other income	82,561	-	-	-	82,561
Segment revenue	1,515,915	317,472	-	2,312,197	4,145,584

Cost of sales	1,155,006	156,560	-	-	1,311,566
Employee benefit expenses	1,570,626	-	241,914	400,103	2,212,643
Depreciation and amortization expenses	1,897,243	179,144	2,307	68	2,078,762
Professional and consulting expenses	(116,977)	-	634,186	856,698	1,373,907
Travel and accommodation expenses	24,436	-	2,246	14,213	40,895
Other operating expenses	734,523	1,196	40,476	334,945	1,111,140
Provision for bad debt	58,932	-	-	-	58,932
Provision for inventory obsolescence	(17,671)	-	-	-	(17,671)
Loss disposal of subsidiaries	(22,206,347)	-	-	22,235,337	28,990
Plant and equipment written off	-	-	-	110	110
Provision for impairment loss on intangible assets	3,459,340	-	-	-	3,459,340
Development projects written off	930,356	-	-	-	930,356
Finance costs	408,054	-	-	1,692,218	2,100,272
Segment expenses	(12,102,479)	336,900	921,129	25,533,692	14,689,242
Segment operating (loss) / profit	13,618,394	(19,428)	(921,129)	(23,221,495)	(10,543,658)

Segment assets 2020	2,070,047	6,529,733	2,337,630	2,016,256	12,953,666
Segment liabilities 2020	5,015,497	2,733,042	5,888,659	(5,589,384)	8,047,814

For the year ended December 31, 2019	Development, sale and distribution of 3D displays, conversion equipment, software and others A$	Sales and distribution of audio products* A$	Consultancy services A$	Corporate A$	Total A$
Revenue from operating activities	1,275,425	-	-	-	1,275,425
Interest income	115,707	-	-	55	115,762
Fair value change in derivative financial instruments	-	-	-	127,551	127,551
Other income	807,831	-	-	-	807,831
Gain on disposal of plant and equipment	212,195	-	-	-	212,195
Segment revenue	2,411,158	-	-	127,606	2,538,764

Cost of sales	1,008,821	-	-	-	1,008,821
Employee benefit expenses	3,302,504	-	42,573	689,301	4,034,378
Depreciation and amortization expenses	3,166,643	-	7,375	766	3,174,784
Professional and consulting expenses	711,172	-	547,018	761,780	2,019,970
Travel and accommodation expenses	174,914	-	51,171	55,810	281,895
Other operating expenses	1,731,000	-	5,544	17,452	1,753,996
Provision for impairment loss of goodwill	-	-	-	4,486,301	4,486,301
Provision for inventory obsolescence	799,871	-	-	-	799,871
Finance costs	1,561,625	-	-	-	1,561,625
Segment expenses	12,456,550	-	653,681	6,011,410	19,121,641
Segment operating (loss) / profit	(10,045,392)	-	(653,681)	(5,883,804)	(16,582,877)

Segment assets 2019	12,498,397	-	29,716	7,418,163	19,946,276
Segment liabilities 2019	16,209,166	-	3,004,589	653,498	19,867,253

 * Discontinued in 2019

For the year ended December 31, 2018	Development, sale and distribution of 3D displays, conversion equipment, software and others A$	Sales and distribution of audio products A$	Consultancy services A$	Corporate A$	Total A$
Revenue
Revenue from operating activities	1,275,797	48,609	-	-	1,324,406
Interest income	21,343	1	-	65	21,409
Fair value change in derivative financial instruments	-	-	-	709,543	709,543
Other income	469,660	-	-	-	469,660
Gain / (loss) on disposal of subsidiaries	521,042	(39,399)	-	127,352	608,995
Segment revenue	2,287,842	9,211	-	836,960	3,134,013

Cost of sales	696,787	26,924	-	-	723,711
Employee benefit expenses	2,154,015	-	32,025	67,371	2,253,411
Depreciation and amortization expenses	2,002,195	586	26,592	-	2,029,373
Professional and consulting expenses	1,273,595	-	-	473,167	1,746,762
Travel and accommodation expenses	244,867	481	21,142	117,694	384,184
Other operating expenses	2,175,550	(446,085)	2,530	278,147	2,010,142
Provision for impairment loss of goodwill	-	-	-	9,953,311	9,953,311
Finance costs	986,531	-	-	396,868	1,383,399
Segment expenses	9,533,540	(418,094)	82,289	11,286,558	20,484,293
Segment operating (loss) / profit	(7,245,698)	427,305	(82,289)	(10,449,598)	(17,350,280)

Segment assets 2018	11,674,848	-	35,610	14,322,616	26,033,074
Segment liabilities 2018	2,797,393	-	(688,268)	7,302,198	9,411,323

In presenting the geographic information, segment revenue has been based on the geographic location of customers and segment assets were based on the geographic location of the assets.